UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2008



                          Check here if Amendment [X]

                        This Amendment No. 2 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON AUGUST 13, 2008, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDED ON JUNE 30, 2008 TO THE SECURITIES AND EXCHANGE COMMISSION. ON JULY 28, 2009 WYNNEFIELD MADE A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  August 13, 2009




Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: 309,578,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   3866      2801153    SH          OTHER                            2801153
ALLIED DEFENSE GRP INC.  COM       019118108   2919      523205     SH          OTHER                            523205
ANGELICA CORP.           COM       034663104   6789      319200     SH          OTHER                            319200
BREEZE EASTERN CORP.     COM       106764103   13754     1261790    SH          OTHER                            1261790
CAGLES INC.              CL A      127703106   1435      237400     SH          OTHER                            237400
CORE MARK HLDNGS CO INC. COM       218681104   21227     810172     SH          OTHER                            810172
CORNELL COMPANIES INC.   COM       219141108   60712     2518109    SH          OTHER                            2518109
CROWN CRAFTS INC.        COM       228309100   5255      1451725    SH          OTHER                            1451725
DYNEGY INC.              CL A      26817G102   7011      820000     SH          OTHER                            820000
EASYLINK SERVICES        CL A      277858106   6440      1905200    SH          OTHER                            1905200
INT'L CORP.
ENCORIUM GROUP INC.      COM       29257R109   154       99165      SH          OTHER                            99165
ENTERTAINM'T DIST CO INC.COM       29382J105   787       1606792    SH          OTHER                            1606792
FEDERAL SIGNAL CORP.     COM       313855108   1924      160300     SH          OTHER                            160300
FREDERICKS HOLLYWD GRP   COM       35582T108   352       234570     SH          OTHER                            234570
GIII APPAREL GRP LTD     COM       36237H101   4883      395700     SH          OTHER                            395700
GLOBAL INDUST. LTD       COM       379336400   5473      305262     SH          OTHER                            305262
GOLD FIELDS LTD NEW      SPNSD     38059T106   696       55000      SH          OTHER                            55000
                         ADR
GOLDCORP INC.            COM       380956409   2770      60000      SH          OTHER     	                 60000
GOLDEN ENTERPRISES INC.  COM       381010107   32        16200      SH          OTHER                            16200
HALOZYME THERAP. INC     COM       40637H109   2636      490000     SH          OTHER                            490000
HIGHLAND ACQ. CORP.      UNIT 99/  430880203   1169      127100     SH          OTHER                            127100
                         99/999
HOOPER HOLMES INC.       COM       439104100   836       820000     SH          OTHER                            820000
LANDEC CORP.             COM       514766104   7370      1139127    SH          OTHER                            1139127
LANGER INC.              COM       515707107   375       309898     SH          OTHER                            309898
LAYNE CHRISTENSON CO.    COM       521050104   4409      100690     SH          OTHER                            100690
MIND CTI LTD.            ORD       M70240102   627       602700     SH          OTHER                            602700
MVC CAPITAL INC.         COM       553829102   29135     2128214    SH          OTHER                            2128214
NATIONAL COAL CORP.      COM NEW   632381208   2592      292242     SH          OTHER                            292242
NEVADA GOLD &            COM       64126Q206   2103      1709792    SH          OTHER                            1709792
CASINOS INC
NOBEL LEARNING           COM       654889104   16964     1218692    SH          OTHER                            1218692
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   9852      659000     SH          OTHER                            659000
OUTDOOR CHNNL HLDGS INC  COM       690027206   1664      238400     SH          OTHER                            238400
PHC INC. MASS.           CL A      693315103   285       110000     SH          OTHER                            110000
PET DRX CORP.            COM       715813101   2739      758797     SH          OTHER                            758797
PET DRX CORP.            *W EXP    715813119   600       1538500    SH          OTHER                            1538500
                         03/17/201
PET DRX CORP.            UNIT 03/  715813200   0         10000      SH          OTHER                            10000
                         17/2010
PROSHARES TR             ULTRA     74347R834   29550     375000     SH          OTHER                            375000
                         RU2000
PROSPECT MEDICAL         CL A      743494106   1565      430000     SH          OTHER                            430000
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   2011      358424     SH          OTHER                            358424
ROSETTA RESOURCES INC.   COM       777779307   19095     670000     SH          OTHER                            670000
SUMMER INFANT, INC.      COM       865646103   8059      1878465    SH          OTHER                            1878465
SUMMER INFANT, INC.      *W EXP    865646111   138       432000     SH          OTHER                            432000
                         4/20/2000
TEAMSTAFF INC.           COM NEW   87815U204   1991      1020819    SH          OTHER                            1020819
TETRA TECH INC. DEL.     COM       88162F105   11382     480045     SH          OTHER                            480045
UNIFI INC.               COM       904677101   983       390000     SH          OTHER                            390000
WHITE ELECTRONIC         COM       963801105   4969      1082601    SH          OTHER                            1082601
DESIGNS CORP.









==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes